Financial Risk Management and Fair Values of Financial Instruments - Summary of Movements of Level 3 (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [Line Items]
Gains or losses recognized in profit or loss Recorded as non-operating income (expenses)	$ (39,254)	$ (1,282)	$ 69,404	$ (15,262)
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(217,785)	$ (7,113)	(46,419)	122,514
Level 3 [member] | Debt instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	338,102		384,521
Movement of financial instruments ending balance			338,102	$ 384,521
Level 3 [member] | Equity instruments [member]
Disclosure of detailed information about financial instruments [Line Items]
Movement of financial instruments beginning balance	338,102
Gains or losses recognized in other comprehensive gains (losses) Recorded as unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	(217,785)		(46,419)
Purchases	12,500
Reclassified as investments accounted for using equity method	(12,500)
Movement of financial instruments ending balance	$ 120,317		$ 338,102